Loans and other borrowings	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Loans and other borrowings
22. Loans and other borrowings

	Maturity date	Discount at issue %	2021 $m	2020 $m
Current
Bank overdrafts (note 19)	n/a	n/a	59	51
Commercial paper	16 March 2021	0.444	–	818
£173m 3.875 % bonds 2022	28 November 2022	1.213	233	–
			292	869
Non-current
£173m 3.875 % bonds 2022	28 November 2022	1.213	–	235
€ 500m 1.625 % bonds 2024	8 October 2024	0.437	565	611
£300m 3.75 % bonds 2025	14 August 2025	0.986	408	413
£350m 2.125 % bonds 2026	24 August 2026	0.550	473	479
€ 500m 2.125% bonds 2027	15 May 2027	0.470	570	618
£400m 3.375 % bonds 2028	8 October 2028	1.034	537	542
			2,553	2,898
Total loans and other borrowings			2,845	3,767

Denominated in the following currencies:
Sterling			1,652	2,490
US dollars			57	31
Euros			1,135	1,242
Other			1	4
			2,845	3,767
Bonds
Interest is payable annually on the dates in the table above, at the rates stated above.
Commercial paper
In 2020, the Group issued £600m under the UK Government’s Covid Corporate Financing Facility (‘CCFF’) which matured on 16 March 2021.
Syndicated and Bilateral Facilities
There were no amounts drawn as at 31 December 2021 or 31 December 2020.
The Syndicated Facility comprises a $1,275m revolving credit facility and the Bilateral Facility comprises a $75m revolving credit facility. Each is unsecured and contains the same terms and covenants (see note 24). A variable rate of interest is payable on amounts drawn under both facilities, which were undrawn throughout 2021. The maximum amount drawn in 2020 was $690m.
Facilities provided by banks

	2021		2020
	Within 1 year $m	Between 1 and 2 years $m	Within 1 year $m	Between 2 and 5 years $m
Unutilised facilities
Committed	–	1,350	–	1,350
Uncommitted	50	–	50	–